ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30,	March 31,
	2025	2025
Accounts receivable	$5,768,164	$4,644,586
Less: allowance for credit loss	(1,138,664)	(668,195)
Accounts receivable, net	$4,629,500	$3,976,391

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers or service rendered to customers, which has not been collected as of the balance sheet dates.

Allowance for credit loss movement is as follows:

	September 30,	March 31,
	2025	2025
Beginning balance	$668,195	$133,449
Additions	452,824	538,494
Reversal	—	(41)
Foreign currency translation adjustments	17,645	(3,707)
Ending balance	$1,138,664	$668,195